Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Stockholders' Equity [Abstract]
Stockholders' Equity
13.	Stockholders’ Equity

Reverse stock split - In December 2016, our Board of Directors and a majority of our stockholders approved a 1-for-3 reverse stock split of our common stock and our preferred stock. The consolidated financial statements of SG Blocks, Inc. and subsidiaries as of December 31, 2016 and the six month period ended December 31, 2016 (Successor) and the related notes thereto related to the Successor have been adjusted to reflect the 1-for-3 reverse stock split.